Schedule of Segment Revenue and Expense (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Segment Reporting [Abstract]
Revenue	$ 2,923,038	$ 2,511,187
Cost of revenue	(1,428,696)	(1,758,228)
Selling and marketing	(72,156)	(86,574)
General and administrative	(201,564)	(190,897)
Other income, net	21
Interest income	34,570	25,863
Income tax expense	(180,239)	(57,272)
Net income	$ 1,074,974	$ 444,079